                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2008

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FBOP CORPORATION
Address: 11 WEST MADISON STREET
         OAK PARK, ILLINOIS 60302

Form 13F File Number: 28-12521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL F. DUNNING
Title: EXECUTIVE VICE PRESIDENT, CHIEF FINANCIAL OFFICER
Phone: 708-445-3173

Signature, Place, and Date of Signing:


/s/ MICHAEL F. DUNNING               ,   OAK PARK, IL,          NOVEMBER 7, 2008
-------------------------------------   ---------------------   ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3
Form 13F Information Table Entry Total:            24
Form 13F Information Table Value Total:  $     74,332
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

      Form 13F
No.   File No.    Name
---   --------    ----
1.    28-12734    COTTONWOOD HOLDINGS, INC.
2.    N/A         RIVER CAPITAL ADVISORS, INC.
3.    N/A         TREMONT CAPITAL CORPORATION

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                           FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                               TITLE OF               VALUE   SHARES/  SH /  PUT /  INVSTMT    OTHER   ---------------------
        NAME OF ISSUER          CLASS      CUSIP    (X$1000)  PRN AMT  PRN   CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
-----------------------------  --------  ---------  --------  -------  ----  -----  -------  --------  -------  ------  ----
Bank Marin Corte Madera CA     COM        63431100      7199   228543   SH          DEFINED      1      228543
Bankfinancial Corp             COM       06643P104     15796  1076000   SH          DEFINED      1     1076000
Banner Corp                    COM       06652V109     16994  1414979   SH          DEFINED      1     1414979
Banner Corp                    COM       06652V109      1819   151421   SH          SOLE                151421
Cascade Financial Corp         COM       147272108      1220   165527   SH          SOLE                165527
Cascade Financial Corp         COM       147272108      3154   428018   SH          DEFINED      1      428018
CFS Bancorp Inc                COM       12525D102      7825   845914   SH          SOLE                845914
Community Health Sys           COM       203668108      2147    73250   SH          DEFINED      2       73250
Doral Financial                COM       25811P100       856    78344   SH          DEFINED      1       78344
Evergreenbancorp               COM       300349107        38     3958   SH          DEFINED      1        3958
MB Financial Inc               COM       55264U108      1892    57209   SH          SOLE                 57209
Midwest Banc Holdings Inc      COM       598251106       726   181637   SH          DEFINED      3      181637
Old Second Bancorp Inc ILL     COM       680277100       602    32532   SH          SOLE                 32532
PFF Bancorp Inc                COM       69331W104      2787  2229200   SH          DEFINED      1     2229200
Provident Bankshares Corp      COM       743859100        79     8143   SH          SOLE                  8143
Provident Financial Hldgs Inc  COM       743868101      5365   609682   SH          DEFINED      1      609682
R & G Financial Corp           COM       749136107       156   353602   SH          DEFINED      1      353602
Rainier Pacific Financial      COM       75087U101      1353   307489   SH          DEFINED      1      307489
Riverview Bancorp Inc          COM       769397100       704   118053   SH          DEFINED      1      118053
Southwest Bancorp Inc OKLA     COM       844767103       265    15000   SH          SOLE                 15000
Sprint Nextel Corp             COM       852061100       531    87000   SH          DEFINED      2       87000
Tamalpais Bancorp              COM       87485H103      2356   189000   SH          DEFINED      1      189000
Thornburg Mortgage Inc         COM       885218107        51    29000   SH          SOLE                 29000
Umpqua Holdings Corp.          COM       904214103       417    28323   SH          DEFINED      1       28323
                                                       74332